24. TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade Receivables
TRADE RECEIVABLES

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Trade receivables, gross	5.3	8.4
Allowances	(0.7)	(0.2)
Trade receivables, net	4.6	8.2

Trade receivables are stated at their nominal value less allowances for doubtful amounts. These allowances are established based on an individual evaluation when collection appears to be no longer probable.

AGING ANALYSIS OF TRADE RECEIVABLES

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Not due	0.7	4.1

OVERDUE
Up to 30 days	0.6	0.1
31 to 60 days	–	0.2
61 to 90 days	0.8	0.1
More than 90 days	3.2	3.9
Total overdue	4.6	4.3
Trade receivables, gross	5.3	8.4

MOVEMENT IN ALLOWANCES

IN MILLIONS OF USD	2017	2016
Balance at January 1	(0.2)	(0.4)

Creation	(0.4)	–
Utilized	–	0.2
Currency translation adjustments	(0.1)	–
Balance at December 31	(0.7)	(0.2)